Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax expense at statutory rates					39.00%	34.00%
Non-deductible expenses					224.30%	19.30%
Non-taxable income					(2.20%)	(6.00%)
Effective tax rate	21.00%	(20.90%)	21.00%	(1143.30%)	261.10%	47.30%